Annual Operating Expenses - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2060 Fund	May 30, 2024
Fidelity Advisor Freedom 2060 Fund - Class A
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	1.01%	[1]
Fidelity Advisor Freedom 2060 Fund - Class M
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.26%	[1]
Fidelity Advisor Freedom 2060 Fund - Class C
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.76%	[1]
Fidelity Advisor Freedom 2060 Fund - Class I
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.76%	[1]
Fidelity Advisor Freedom 2060 Fund - Class Z
Operating Expenses:
Management fee	0.64%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.65%	[1]

[1]	A Adjusted to reflect current fees.
[2]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.